Fair Value Measurements (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Fair Value Disclosures [Abstract]
Public warrants per warrant (in Dollars per share) | $ / shares	$ 0.92	$ 0.92
Change in fair value of warrant liabilities | $	$ 4,037,000	$ 4,037,000